Earnings per share	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Earnings per share
Note 11	Earnings per share

	For the three months ended		For the nine months ended
(Millions of Canadian dollars, except share and per share amounts)	July 31 2026	July 31 2025	July 31 2026	July 31 2025
Basic earnings per share
Net income	$6,024	$5,414	$17,318	$14,935
Dividends on preferred shares and distributions on other equity instruments	(143)	(125)	(419)	(355)
Net income attributable to non-controlling interests	(2)	1	(5)	(5)
Net income available to common shareholders	$5,879	$5,290	$16,894	$14,575
Weighted average number of common shares (in thousands)	1,387,423	1,407,280	1,393,110	1,410,854
Basic earnings per share (in dollars)	$4.24	$3.76	$12.13	$10.33
Diluted earnings per share
Net income available to common shareholders	$5,879	$5,290	$16,894	$14,575
Weighted average number of common shares (in thousands)	1,387,423	1,407,280	1,393,110	1,410,854
Stock options (1)	3,651	2,400	3,432	2,381
Average number of diluted common shares (in thousands)	1,391,074	1,409,680	1,396,542	1,413,235
Diluted earnings per share (in dollars)	$4.23	$3.75	$12.10	$10.31

(1)	The dilutive effect of stock options was calculated using the treasury stock method. When the exercise price of outstanding options
is greater than the average market price of our common shares, the options are excluded from the calculation of diluted earnings per share. For the three months ended July 31, 2026, no outstanding options were excluded from the calculation of diluted earnings per share. For the three months ended July 31, 2025, an average of 915,683 outstanding options with an average exercise price of $177.97 were excluded from the calculation of diluted earnings per share. For the nine months ended July 31, 2026, no
outstanding options were excluded from the calculation of diluted earnings per share. For the nine months ended July 31, 2025, an average of 762,532 outstanding options with an average exercise price of $177.97 were excluded from the calculation of diluted earnings per share.